Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [Abstract]
Details of other assets

Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Prepaid expenses	130,245	161,129
Advance payments	18,363	18,467
Assets for non-business purpose	376	—
Others	9,420	18,057

Total	158,404	197,653